JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 58.9%
Angola — 1.9%
Republic of Angola
9.50%, 11/12/2025 (a)	400	417
8.25%, 5/9/2028 (a)	2,492	2,399
8.00%, 11/26/2029 (a)	5,700	5,315
8.00%, 11/26/2029 (b)	1,539	1,435
8.75%, 4/14/2032 (b)	7,192	6,814
9.38%, 5/08/2048 (a)	3,158	2,830
9.13%, 11/26/2049 (a)	1,860	1,628
		20,838
Argentina — 1.2%
Argentine Republic
1.13%, 7/09/2035 (c)	25,854	7,032
2.00%, 1/9/2038 (c)	5,521	1,921
2.50%, 7/09/2041 (c)	10,210	3,303
1.13%, 7/9/2046 (c)	3,900	1,102
		13,358
Armenia — 0.2%
Republic of Armenia
3.60%, 2/2/2031 (a)	2,100	1,537
3.60%, 2/2/2031 (b)	1,506	1,103
		2,640
Azerbaijan — 0.3%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	3,750	3,222
Bahrain — 1.6%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	3,960	4,119
6.75%, 9/20/2029 (a)	3,081	3,109
7.38%, 5/14/2030 (a)	1,800	1,875
5.45%, 9/16/2032 (a)	7,287	6,633
5.25%, 1/25/2033 (a)	2,000	1,771
		17,507
Benin — 0.5%
Benin Government Bond
4.88%, 1/19/2032 (b)	EUR2,550	2,188
6.88%, 1/19/2052 (a)	EUR1,061	882
6.88%, 1/19/2052 (b)	EUR2,721	2,261
		5,331
Bermuda — 0.4%
Bermuda Government Bond
3.72%, 1/25/2027 (a)	3,502	3,461
2.38%, 8/20/2030 (b)	1,217	1,066
		4,527

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Brazil — 1.8%
Federative Republic of Brazil
4.50%, 5/30/2029	1,366	1,293
3.75%, 9/12/2031	7,200	6,297
8.25%, 1/20/2034	9,442	10,945
4.75%, 1/14/2050	2,800	2,115
		20,650
Colombia — 2.3%
Republic of Colombia
4.50%, 3/15/2029	4,186	3,880
3.00%, 1/30/2030	4,700	3,890
3.13%, 4/15/2031	1,100	894
10.38%, 1/28/2033	563	733
6.13%, 1/18/2041	3,300	2,989
5.00%, 6/15/2045	2,620	2,037
5.20%, 5/15/2049	6,395	5,053
4.13%, 5/15/2051	6,479	4,558
3.88%, 2/15/2061	2,600	1,739
		25,773
Costa Rica — 1.0%
Republic of Costa Rica
4.38%, 4/30/2025 (a)	1,265	1,242
6.13%, 2/19/2031 (a)	4,300	4,181
5.63%, 4/30/2043 (a)	2,297	1,858
7.00%, 4/4/2044 (a)	500	460
7.16%, 3/12/2045 (a)	3,548	3,334
		11,075
Cote D'Ivoire — 1.1%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a)	EUR2,200	1,955
6.13%, 6/15/2033 (a)	4,200	3,739
6.88%, 10/17/2040 (a)	EUR5,762	5,072
6.63%, 3/22/2048 (a)	EUR2,188	1,853
		12,619
Dominican Republic — 4.2%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	3,075	3,073
6.00%, 7/19/2028 (a)	7,206	7,072
4.50%, 1/30/2030 (a)	1,600	1,401
4.88%, 9/23/2032 (a)	13,160	11,337
6.00%, 2/22/2033 (b)	5,995	5,532
6.00%, 2/22/2033 (a)	6,400	5,905
5.30%, 1/21/2041 (b)	500	393
6.40%, 6/5/2049 (a)	8,755	7,408

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic—continued
5.88%, 1/30/2060 (b)	2,910	2,262
5.88%, 1/30/2060 (a)	3,585	2,787
		47,170
Ecuador — 2.7%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035 (b)	6,067	4,800
Republic of Ecuador
Zero Coupon, 7/31/2030 (a)	3,600	1,976
Zero Coupon, 7/31/2030 (b)	379	208
5.00%, 7/31/2030 (a) (c)	9,180	7,595
5.00%, 7/31/2030 (b) (c)	1,727	1,429
1.00%, 7/31/2035 (a) (c)	6,238	3,984
1.00%, 7/31/2035 (b) (c)	6,354	4,058
0.50%, 7/31/2040 (a) (c)	6,500	3,544
0.50%, 7/31/2040 (b) (c)	3,954	2,156
		29,750
Egypt — 2.5%
Arab Republic of Egypt
3.88%, 2/16/2026 (a)	6,000	4,957
6.59%, 2/21/2028 (a)	4,000	3,375
5.88%, 2/16/2031 (b)	4,040	3,055
5.88%, 2/16/2031 (a)	2,000	1,513
7.05%, 1/15/2032 (a)	2,900	2,276
8.50%, 1/31/2047 (a)	3,271	2,376
7.90%, 2/21/2048 (a)	3,600	2,520
8.75%, 9/30/2051 (a)	700	515
8.15%, 11/20/2059 (b)	1,514	1,058
8.15%, 11/20/2059 (a)	2,600	1,817
7.50%, 2/16/2061 (a)	6,700	4,489
		27,951
El Salvador — 0.4%
Republic of El Salvador
5.88%, 1/30/2025 (a)	2,739	1,165
6.38%, 1/18/2027 (a)	2,892	1,131
8.63%, 2/28/2029 (a)	1,481	582
7.12%, 1/20/2050 (a)	4,499	1,729
		4,607
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	2,721	1,681
Gabon — 0.4%
Gabonese Republic
6.95%, 6/16/2025 (a)	3,600	3,437
7.00%, 11/24/2031 (a)	900	758
		4,195

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ghana — 1.1%
Republic of Ghana
6.38%, 2/11/2027 (a)	4,800	2,916
7.88%, 3/26/2027 (a)	1,000	628
7.63%, 5/16/2029 (a)	1,692	888
8.13%, 3/26/2032 (a)	4,000	2,130
8.63%, 4/7/2034 (b)	1,673	872
7.88%, 2/11/2035 (a)	1,000	516
7.88%, 2/11/2035 (b)	2,700	1,394
8.95%, 3/26/2051 (a)	4,609	2,360
8.75%, 3/11/2061 (a)	850	425
		12,129
Guatemala — 1.1%
Republic of Guatemala
4.50%, 5/3/2026 (a)	201	196
4.38%, 6/5/2027 (a)	1,100	1,060
4.90%, 6/1/2030 (b)	2,024	1,930
5.38%, 4/24/2032 (a)	3,153	3,077
3.70%, 10/7/2033 (a)	2,000	1,653
4.65%, 10/7/2041 (b)	2,310	1,867
4.65%, 10/7/2041 (a)	2,500	2,021
		11,804
Hungary — 0.5%
Hungary Government Bond
2.13%, 9/22/2031 (a)	4,100	3,309
3.13%, 9/21/2051 (b)	3,494	2,366
		5,675
Indonesia — 0.7%
Republic of Indonesia
6.63%, 2/17/2037 (a)	5,195	5,976
4.20%, 10/15/2050	1,700	1,532
		7,508
Iraq — 0.7%
Republic of Iraq
6.75%, 3/9/2023 (a)	1,678	1,668
5.80%, 1/15/2028 (a)	6,225	5,909
		7,577
Jamaica — 0.9%
Jamaica Government Bond
9.25%, 10/17/2025	1,471	1,657
6.75%, 4/28/2028	4,400	4,690
7.88%, 7/28/2045	3,052	3,534
		9,881

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Jordan — 0.6%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	664	631
5.85%, 7/7/2030 (a)	2,900	2,567
5.85%, 7/7/2030 (b)	1,410	1,248
7.38%, 10/10/2047 (a)	3,100	2,623
		7,069
Kazakhstan — 0.3%
Republic of Kazakhstan 4.88%, 10/14/2044 (a)	4,100	3,716
Kenya — 0.9%
Republic of Kenya
7.00%, 5/22/2027 (a)	2,700	2,396
8.00%, 5/22/2032 (a)	2,846	2,462
6.30%, 1/23/2034 (a)	800	620
6.30%, 1/23/2034 (b)	4,899	3,797
8.25%, 2/28/2048 (a)	1,729	1,344
		10,619
Lebanon — 0.2%
Lebanese Republic
6.38%, 3/9/2020 (d)	6,767	591
6.15%, 6/19/2020 (d)	720	62
6.65%, 4/22/2024 (a) (d)	9,300	813
6.85%, 3/23/2027 (a) (d)	489	41
6.65%, 11/3/2028 (a) (d)	6,496	568
7.05%, 11/2/2035 (a) (d)	162	14
		2,089
Malaysia — 0.6%
1MDB Global Investments Ltd. 4.40%, 3/9/2023 (a)	7,000	6,821
Mexico — 1.3%
United Mexican States
4.50%, 4/22/2029	2,100	2,116
4.75%, 4/27/2032	1,100	1,107
4.50%, 1/31/2050	3,100	2,634
5.00%, 4/27/2051	6,450	5,873
4.40%, 2/12/2052	2,600	2,145
3.77%, 5/24/2061	1,075	773
		14,648
Mongolia — 0.6%
State of Mongolia
5.13%, 4/7/2026 (a)	1,500	1,395
3.50%, 7/7/2027 (a)	500	424
4.45%, 7/7/2031 (b)	3,100	2,558
4.45%, 7/7/2031 (a)	2,800	2,310
		6,687

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Morocco — 0.4%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	2,300	1,800
4.00%, 12/15/2050 (b)	3,630	2,500
		4,300
Namibia — 0.2%
Republic of Namibia 5.25%, 10/29/2025 (a)	1,900	1,788
Nigeria — 2.8%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	5,100	4,322
6.13%, 9/28/2028 (a)	1,200	976
8.38%, 3/24/2029 (b)	4,800	4,272
7.14%, 2/23/2030 (a)	7,000	5,740
8.75%, 1/21/2031 (a)	3,900	3,364
7.88%, 2/16/2032 (a)	1,377	1,110
7.38%, 9/28/2033 (b)	1,697	1,326
7.38%, 9/28/2033 (a)	4,800	3,751
7.70%, 2/23/2038 (b)	898	668
7.70%, 2/23/2038 (a)	1,600	1,190
7.63%, 11/28/2047 (a)	3,719	2,669
8.25%, 9/28/2051 (b)	1,906	1,415
		30,803
Oman — 3.4%
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	8,134	7,971
5.38%, 3/8/2027 (a)	5,113	5,113
5.63%, 1/17/2028 (a)	4,688	4,717
6.00%, 8/1/2029 (a)	3,200	3,248
6.25%, 1/25/2031 (a)	1,300	1,336
6.25%, 1/25/2031 (b)	6,284	6,457
7.38%, 10/28/2032 (b)	2,127	2,340
6.75%, 1/17/2048 (a)	6,700	6,231
7.00%, 1/25/2051 (a)	700	665
		38,078
Pakistan — 0.8%
Islamic Republic of Pakistan
8.25%, 4/15/2024 (a)	1,943	1,566
6.00%, 4/8/2026 (b)	2,249	1,665
6.00%, 4/08/2026 (a)	1,400	1,036
6.88%, 12/5/2027 (a)	7,000	5,177
		9,444
Panama — 1.5%
Notas del Tesoro 3.75%, 4/17/2026	5,122	5,037
Republic of Panama
3.88%, 3/17/2028	2,400	2,350
3.16%, 1/23/2030	2,200	2,029

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Panama—continued
2.25%, 9/29/2032	2,000	1,641
4.50%, 4/16/2050	1,700	1,495
4.50%, 4/1/2056	3,070	2,631
4.50%, 1/19/2063	1,700	1,426
		16,609
Paraguay — 2.9%
Republic of Paraguay
4.70%, 3/27/2027 (a)	1,563	1,546
4.95%, 4/28/2031 (b)	2,180	2,119
4.95%, 4/28/2031 (a)	2,700	2,624
2.74%, 1/29/2033 (a)	5,400	4,323
2.74%, 1/29/2033 (b)	8,852	7,086
3.85%, 6/28/2033 (b)	1,800	1,583
6.10%, 8/11/2044 (a)	2,322	2,216
5.60%, 3/13/2048 (a)	2,927	2,544
5.40%, 3/30/2050 (b)	3,600	3,072
5.40%, 3/30/2050 (a)	5,611	4,788
		31,901
Peru — 0.6%
Republic of Peru
8.75%, 11/21/2033	1,250	1,654
3.00%, 1/15/2034	6,105	5,232
		6,886
Qatar — 1.1%
State of Qatar
4.82%, 3/14/2049 (a)	7,292	7,802
4.40%, 4/16/2050 (b)	4,540	4,597
		12,399
Romania — 1.4%
Romania Government Bond
3.62%, 5/26/2030 (a)	EUR1,100	1,074
3.00%, 2/14/2031 (a)	5,800	4,875
3.00%, 2/14/2031 (b)	700	588
3.63%, 3/27/2032 (a)	700	600
2.63%, 12/02/2040 (b)	EUR1,176	845
4.63%, 4/3/2049 (a)	EUR3,272	2,997
4.00%, 2/14/2051 (a)	5,588	4,295
		15,274
Saudi Arabia — 1.8%
Kingdom of Saudi Arabia
2.75%, 2/3/2032 (a)	2,300	2,145
2.25%, 2/2/2033 (b)	2,577	2,261
4.63%, 10/4/2047 (a)	3,800	3,729
5.00%, 4/17/2049 (a)	900	931
5.25%, 1/16/2050 (a)	2,921	3,140

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Saudi Arabia—continued
3.25%, 11/17/2051 (a)	1,800	1,458
3.75%, 1/21/2055 (a)	1,000	874
3.45%, 2/2/2061 (b)	7,665	6,113
		20,651
Senegal — 0.5%
Republic of Senegal
6.25%, 5/23/2033 (a)	2,700	2,342
6.75%, 3/13/2048 (a)	4,553	3,508
		5,850
Serbia, Republic Of — 0.1%
Republic of Serbia 2.13%, 12/1/2030 (b)	1,134	872
South Africa — 2.8%
Republic of South Africa
4.88%, 4/14/2026	1,000	985
4.30%, 10/12/2028	13,285	12,279
4.85%, 9/30/2029	5,700	5,288
5.00%, 10/12/2046	5,728	4,306
5.65%, 9/27/2047	1,000	808
5.75%, 9/30/2049	9,757	7,854
		31,520
Sri Lanka — 1.0%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a)	2,800	1,057
6.35%, 6/28/2024 (a)	600	227
6.83%, 7/18/2026 (a)	1,027	409
6.20%, 5/11/2027 (a)	3,761	1,439
6.75%, 4/18/2028 (a)	3,674	1,406
7.85%, 3/14/2029 (a)	6,606	2,527
7.55%, 3/28/2030 (a)	10,300	3,941
		11,006
Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago
4.50%, 6/26/2030 (a)	2,500	2,230
4.50%, 6/26/2030 (b)	640	571
		2,801
Turkey — 2.1%
Republic of Turkey
5.75%, 3/22/2024	1,000	959
5.60%, 11/14/2024	3,045	2,844
4.25%, 4/14/2026	16,300	13,904
6.00%, 3/25/2027	1,200	1,058
5.13%, 2/17/2028	3,400	2,825
5.75%, 5/11/2047	2,876	1,969
		23,559

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ukraine — 1.2%
Ukraine Government Bond
7.75%, 9/1/2023 (a)	3,201	1,394
7.75%, 9/1/2024 (a)	3,865	1,513
7.75%, 9/1/2025 (a)	4,663	1,722
7.75%, 9/1/2026 (a)	500	196
6.88%, 5/21/2029 (b)	4,136	1,499
7.38%, 9/25/2032 (a)	4,262	1,541
7.25%, 3/15/2033 (b)	1,741	629
7.25%, 3/15/2033 (a)	11,000	3,977
1.26%, 5/31/2040 (a) (e)	3,600	1,368
		13,839
United Arab Emirates — 0.9%
Finance Department Government of Sharjah
3.63%, 3/10/2033 (a)	2,000	1,730
3.63%, 3/10/2033 (b)	1,320	1,142
4.00%, 7/28/2050 (a)	3,900	2,761
United Arab Emirates Government Bond
4.13%, 10/11/2047 (a)	1,407	1,374
4.00%, 7/28/2050 (b)	3,050	2,159
3.90%, 9/9/2050 (a)	1,400	1,066
		10,232
Uruguay — 0.6%
Oriental Republic of Uruguay
7.63%, 3/21/2036	2,383	3,080
4.98%, 4/20/2055	3,634	3,808
		6,888
Venezuela — 0.1%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (d)	1,900	161
8.25%, 10/13/2024 (a) (d)	2,590	220
7.65%, 4/21/2025 (a) (d)	2,013	171
9.25%, 5/7/2028 (a) (d)	2,630	224
		776
Zambia — 0.3%
Republic of Zambia
5.38%, 9/20/2022 (a)	1,606	1,060
8.50%, 4/14/2024 (a)	2,700	1,890
8.97%, 7/30/2027 (a)	1,351	921
		3,871
Total Foreign Government Securities (Cost $805,312)		658,464

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 31.5%
Azerbaijan — 0.5%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	1,600	1,657
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	3,973	4,094
		5,751
Bahrain — 0.5%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024 (a)	1,300	1,353
8.38%, 11/7/2028 (b)	1,740	1,872
8.38%, 11/7/2028 (a)	2,500	2,690
		5,915
Brazil — 1.7%
Braskem Netherlands Finance BV 4.50%, 1/31/2030 (a)	3,600	3,351
Guara Norte SARL 5.20%, 6/15/2034 (b)	3,675	3,115
Klabin Austria GmbH 5.75%, 4/3/2029 (a)	2,682	2,671
MARB BondCo plc 3.95%, 1/29/2031 (b)	2,984	2,468
MV24 Capital BV
6.75%, 6/1/2034 (b)	1,274	1,159
6.75%, 6/1/2034 (a)	1,445	1,314
Petrobras Global Finance BV 5.50%, 6/10/2051	3,281	2,678
Votorantim Cimentos International SA 7.25%, 4/5/2041 (a)	2,237	2,511
		19,267
Chile — 3.0%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	6,275	4,777
Celulosa Arauco y Constitucion SA
4.25%, 4/30/2029 (b)	3,330	3,140
4.25%, 4/30/2029 (a)	2,200	2,075
Corp. Nacional del Cobre de Chile 3.75%, 1/15/2031 (a)	700	655
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050 (b)	871	562
3.83%, 9/14/2061 (b)	2,520	1,805
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047 (a)	1,470	1,333
Empresa Nacional de Telecomunicaciones SA 3.05%, 9/14/2032 (b)	3,213	2,663
Empresa Nacional del Petroleo
3.75%, 8/5/2026 (a)	1,901	1,800
5.25%, 11/6/2029 (a)	5,100	4,932
3.45%, 9/16/2031 (b)	2,820	2,383
4.50%, 9/14/2047 (a)	900	697
Interchile SA 4.50%, 6/30/2056 (b)	5,831	5,007
Kenbourne Invest SA 4.70%, 1/22/2028 (b)	1,800	1,442
		33,271
China — 0.4%
Huarong Finance 2017 Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022 (a) (f) (g) (h)	1,800	1,795
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025 (a)	2,700	2,703
		4,498

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Colombia — 1.3%
AI Candelaria Spain SA
7.50%, 12/15/2028 (a)	1,555	1,497
5.75%, 6/15/2033 (b)	4,140	3,405
Ecopetrol SA
5.88%, 9/18/2023	3,205	3,273
5.38%, 6/26/2026	1,800	1,782
6.88%, 4/29/2030	1,300	1,310
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029 (b)	2,101	1,721
4.25%, 7/18/2029 (a)	1,300	1,065
		14,053
Costa Rica — 0.2%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (b)	1,780	1,719
6.38%, 5/15/2043 (a)	802	648
		2,367
Croatia — 0.2%
Hrvatska Elektroprivreda 5.88%, 10/23/2022 (a)	1,800	1,803
Georgia — 0.2%
Georgian Railway JSC 4.00%, 6/17/2028 (b)	2,889	2,450
Guatemala — 0.3%
Central American Bottling Corp. 5.25%, 4/27/2029 (b)	3,020	2,873
India — 0.6%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	3,300	3,003
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	2,176	1,957
Indian Railway Finance Corp. Ltd. 3.25%, 2/13/2030 (b)	1,850	1,639
		6,599
Indonesia — 2.7%
Hutama Karya Persero PT 3.75%, 5/11/2030 (a)	2,600	2,454
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028 (b)	518	553
6.53%, 11/15/2028 (a)	4,000	4,270
6.76%, 11/15/2048 (a)	3,261	3,310
Minejesa Capital BV
4.63%, 8/10/2030 (b)	1,036	967
4.63%, 8/10/2030 (a)	3,900	3,642
Pertamina Persero PT
3.65%, 7/30/2029 (a)	1,300	1,233
3.10%, 1/21/2030 (a)	900	819
6.45%, 5/30/2044 (a)	2,600	2,792
6.50%, 11/7/2048 (a)	1,900	2,050
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (a)	1,341	1,317
3.88%, 7/17/2029 (b)	1,390	1,294
3.88%, 7/17/2029 (a)	600	559

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — continued
5.25%, 5/15/2047 (a)	2,000	1,810
4.88%, 7/17/2049 (a)	1,100	938
4.00%, 6/30/2050 (b)	3,470	2,665
		30,673
Israel — 1.0%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (a)	851	804
5.38%, 3/30/2028 (a)	3,485	3,227
Leviathan Bond Ltd.
6.13%, 6/30/2025 (a)	910	905
6.50%, 6/30/2027 (a)	2,487	2,461
6.75%, 6/30/2030 (a)	3,980	3,929
		11,326
Kazakhstan — 1.8%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026 (b)	2,839	2,456
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	1,269	1,175
KazMunayGas National Co. JSC
4.75%, 4/19/2027 (a)	900	828
5.38%, 4/24/2030 (a)	6,800	6,304
3.50%, 4/14/2033 (b)	3,700	2,836
5.75%, 4/19/2047 (a)	6,963	5,892
6.38%, 10/24/2048 (a)	904	820
		20,311
Malaysia — 0.1%
Petronas Capital Ltd. 4.50%, 3/18/2045 (a)	844	827
Mexico — 9.1%
America Movil SAB de CV 5.38%, 4/4/2032 (b)	4,043	3,827
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (b) (f) (g) (h)	2,165	2,138
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (f) (g) (h)	3,900	3,688
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	1,100	1,104
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (h)	3,320	3,005
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (h)	4,200	3,783
Braskem Idesa SAPI 6.99%, 2/20/2032 (b)	4,165	3,678
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (f) (g) (h)	2,751	2,522
5.20%, 9/17/2030 (a)	400	375
5.20%, 9/17/2030 (b)	1,428	1,338
3.88%, 7/11/2031 (b)	1,676	1,404
Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	1,355	1,313
Comision Federal de Electricidad
3.35%, 2/9/2031 (b)	4,919	3,961
4.68%, 2/9/2051 (b)	3,482	2,524

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
FEL Energy VI SARL
5.75%, 12/1/2040 (a)	3,570	2,732
5.75%, 12/1/2040 (b)	2,823	2,160
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	400	358
5.50%, 10/31/2046 (a)	2,300	1,731
Petroleos Mexicanos
3.50%, 1/30/2023	3,733	3,727
4.25%, 1/15/2025	1,170	1,120
6.88%, 8/4/2026	11,769	11,585
5.35%, 2/12/2028	4,130	3,632
6.50%, 1/23/2029	3,700	3,345
5.95%, 1/28/2031	7,892	6,559
7.69%, 1/23/2050	28,843	22,353
6.95%, 1/28/2060	10,910	7,828
		101,790
Panama — 0.9%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/2041 (b)	1,800	1,504
5.13%, 8/11/2061 (b)	3,296	2,753
AES Panama Generation Holdings SRL
4.38%, 5/31/2030 (b)	1,740	1,592
4.38%, 5/31/2030 (a)	1,700	1,555
Empresa de Transmision Electrica SA
5.13%, 5/2/2049 (b)	1,417	1,254
5.13%, 5/2/2049 (a)	1,700	1,505
		10,163
Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	8,688	5,864
Peru — 2.2%
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025 (a)	640	656
2.40%, 9/28/2027 (b)	1,060	916
2.40%, 9/28/2027 (a)	1,900	1,642
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	3,140	3,104
Lima Metro Line 2 Finance Ltd.
4.35%, 4/5/2036 (a)	2,189	2,003
4.35%, 4/5/2036 (b)	1,713	1,567
Peru LNG Srl 5.38%, 3/22/2030 (a)	4,000	3,510
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	4,285	3,586
5.63%, 6/19/2047 (a)	7,086	5,483
5.63%, 6/19/2047 (b)	2,720	2,105
		24,572

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Qatar — 0.2%
Qatar Energy 3.30%, 7/12/2051 (a)	3,200	2,612
Russia — 0.0% ^
Russian Agricultural Bank OJSC 8.50%, 10/16/2023 (a)	1,634	32
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 (a)	3,090	62
		94
Saudi Arabia — 0.7%
Saudi Arabian Oil Co. 3.50%, 4/16/2029 (a)	7,734	7,559
South Africa — 0.8%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (a)	3,176	3,117
7.13%, 2/11/2025 (a)	2,400	2,282
8.45%, 8/10/2028 (a)	2,061	1,970
Transnet SOC Ltd. 4.00%, 7/26/2022 (a)	1,900	1,875
		9,244
Trinidad And Tobago — 0.2%
Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	2,400	2,306
Ukraine — 0.2%
NPC Ukrenergo 6.88%, 11/9/2026 (b)	4,444	1,489
State Savings Bank of Ukraine 9.62%, 3/20/2025 (a) (c)	390	207
		1,696
United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	3,361	3,269
DP World Ltd.
6.85%, 7/2/2037 (a)	1,700	1,839
5.63%, 9/25/2048 (a)	3,200	3,054
MDGH GMTN RSC Ltd.
3.75%, 4/19/2029 (a)	1,545	1,534
2.88%, 11/7/2029 (b)	3,365	3,108
2.50%, 6/3/2031 (a)	1,300	1,153
3.70%, 11/7/2049 (b)	2,962	2,585
3.70%, 11/7/2049 (a)	3,000	2,618
		19,160
Uzbekistan — 0.4%
Uzbekneftegaz JSC 4.75%, 11/16/2028 (b)	5,753	4,611
Venezuela — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (d)	1,123	202
9.00%, 11/17/2021 (a) (d)	1,510	75
5.38%, 4/12/2027 (a) (d)	5,758	310
		587
Total Corporate Bonds (Cost $413,573)		352,242

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — 0.2%
Banque Ouest Africaine de Developpement
2.75%, 1/22/2033 (b)	EUR 361	337
2.75%, 1/22/2033 (b)	EUR1,600	1,494
Total Supranational (Cost $2,431)		1,831
U.S. Treasury Obligations — 0.1%
United States — 0.1%
U.S. Treasury Notes , 0.13%, 6/30/2022 (i)(Cost $1,291)	1,292	1,291
	SHARES (000)
Short-Term Investments — 8.2%
Investment Companies — 8.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (j) (k)(Cost $91,572)	91,559	91,587
Total Investments — 98.9% (Cost $1,314,179)		1,105,415
Other Assets Less Liabilities — 1.1%		12,417
NET ASSETS — 100.0%		1,117,832

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
EUR	Euro
GMTN	Global Medium Term Note
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
PT	Limited liability company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(d)	Defaulted security.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	190	09/21/2022	USD	29,533	(368)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
EUR	2,076	USD	2,192	Citibank, NA	6/22/2022	38
EUR	346	USD	367	Merrill Lynch International	6/22/2022	5
EUR	685	USD	732	Standard Chartered Bank	6/22/2022	4
Total unrealized appreciation						47
USD	24,999	EUR	24,055	HSBC Bank, NA	6/22/2022	(852)
Net unrealized depreciation						(805)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$352,242	$—	$352,242
Foreign Government Securities	—	658,464	—	658,464
Supranational	—	1,831	—	1,831
U.S. Treasury Obligations	—	1,291	—	1,291
Short-Term Investments
Investment Companies	91,587	—	—	91,587
Total Investments in Securities	$91,587	$1,013,828	$—	$1,105,415

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$47	$—	$47
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(852)	—	(852)
Futures Contracts	(368)	—	—	(368)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(368)	$(805)	$—	$(1,173)
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$18,396	$370,241	$297,069	$3	$16	$91,587	91,559	$80	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.